1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com ____________________________

ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

December 12, 2019

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	PIMCO Income Opportunity Fund (the “Fund”)
(File No. 811-22121)

Ladies and Gentlemen,

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration of common shares of beneficial interest of the Fund, par value of $0.00001 per share, and subscription rights to purchase common shares of the Fund, for an aggregate maximum offering price not to exceed $1,000,000. The approximate date of the proposed public offering will be from time to time after the effective date of the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel